Deferred revenue - Changes in deferred revenue (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Changes in deferred revenue
Deferred income at the beginning of the year	₨ 998,265	₨ 1,358,847
Deferred during the year	1,098,695	52,171
Recorded in statement of profit or loss	(626,250)	(412,752)
Deferred income at the end of the year	₨ 1,470,710	₨ 998,265